Note 13 - Supplemental Disclosures With Respect to Cash Flows (Details Textual)	12 Months Ended			24 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2024
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities	$ 341,831	$ 1,037,816	$ 542,221
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares) | shares	29,900	17,594	16,194
Acquisition of exploration and evaluation assets	$ 235,600	$ 152,454	$ 94,963
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares	30,900		8,178
Issue of equity, shares issued for services	$ 187,872		$ 42,933
Adjustments for increase (decrease) in short-term loans payable		$ 67,717
Number of share options exercised in share-based payment arrangement	36,000	13,000	186,700
Increase (decrease) through exercise of options, equity	$ 131,400	$ 77,750	$ 850,575
Increase (decrease) through share-based payment transactions, equity	$ 910,700	815,428	2,482,219
Flow through premium liability in connection with financing		(977,532)
Long term prepaid exploration and evaluation		24,404	$ 253,302
Settlement of loans payable		$ 159,778
Increase (decrease) in number of shares outstanding, shares issued for services (in shares) | shares			8,178
Non-related party debt [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, settlement of debt (in shares) | shares			20,000
Increase (decrease) in equity, settlement of debt			$ 380,000
Extinguishment of debt, amount 1			$ 279,644
Options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	36,000	13,000	186,700
Increase (decrease) through exercise of options, equity		$ 78,528	$ 761,273
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement			30,000	20,000
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares		20,000	30,000
Increase (decrease) through share-based payment transactions, equity		$ 355,000	$ 532,500
Option expired or forfeited [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment transactions, equity		$ 891,400
Number of share options forfeited or expired in share-based payment arrangement (in shares) | shares		121,000
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	40,000
Class of warrant or right, granted, value	$ 270,400
Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares		5,765
Class of warrant or right, granted, value		$ 22,000